Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Cash flows from operating activities:
Net loss	$ (42,260,669)	$ (3,898,152)	$ (18,594,760)	$ (9,227,744)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	131,958		2,730	650
Gain on change in fair value of derivatives	(9,130,913)		(1,939,639)
Shares issued in connection with services	1,417,728	183,845	798,351
Share-based compensation	32,569,112		70,997	3,741,746
Loss on extinguishment of debt	7,096,730	1,432,820	3,030,495
Induced conversion loss		51,412	51,412
Amortization of debt discount	2,650,285	286,251	376,506	1,565,174
Non-cash interest expense			12,501,178	358,855
Loss on issuance of convertible notes	3,689,369
Changes in operating assets and liabilities:
Accounts receivable, net	(84,262)	(353,505)	(760,058)
Inventories, net	(4,886,227)	(993,049)	(2,764,758)	(919,644)
Prepaid expenses and other current assets	(422,119)	110,455	208,806	(381,510)
Accounts payable and accrued expenses	3,256,234	327,579	946,716	855,853
Accrued payroll and bonuses	(72,659)	361,608	1,025,734	365,787
Deferred revenue	(28,289)	630,148	(79,835)	(706,408)
Accrued interest - related party	74,289	316,549	608,668	138,967
Net cash used in operating activities	(5,999,433)	(1,544,039)	(4,517,457)	(4,208,274)
Cash flows from investing activities:
Purchase of intangible assets			(30,000)
Proceeds from contribution of net assets of Slinger Bag Limited				73,400
Note receivable issuance	(1,400,000)
Net cash (used in) provided by investing activities	(1,400,000)		(30,000)	73,400
Cash flows from financing activities:
Distribution to shareholder				(332,239)
Proceeds from convertible note payable	11,000,000			1,950,000
Debt issuance costs related to convertible notes payable	(800,251)
Proceeds from notes payable - related party	1,000,000	2,000,000	3,300,000	2,100,000
Repayments of notes payable – related party	(1,000,000)		(1,000,000)
Repayment of note payable	(2,000,000)
Proceeds from note payable		120,000	3,120,000	500,000
Other financing activities	9,671
Net cash provided by financing activities	8,209,420	2,120,000	5,420,000	4,217,761
Effect of exchange rate fluctuations on cash and cash equivalents	8,878	(2,937)	(23,594)	(5,034)
Increase in cash and cash equivalents	818,865	573,024	848,949	77,853
Cash and cash equivalents at beginning of period	928,796	79,847	79,847	1,994
Cash and cash equivalents at end of period	1,747,661	652,871	928,796	79,847
Supplemental disclosure of cash flow information:
Interest paid	111,105	140,180	263,268	224,726
Income taxes paid	3,896		3,668
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for conversion of notes payable – related party	6,220,003
Shares and warrants issued in connection with purchase of trademark	3,550,000		85,583
Elimination of related party derivative liabilities	8,754,538
Derivative liabilities recorded as debt discounts of convertible notes	10,199,749
Conversion of note payable and accrued interest into common stock		187,037		182,845
Warrants issued with note payable		$ 70,130		112,990
Forgiveness of net liabilities owed to former majority shareholder				15,289
Shares issuable related to convertible note payable agreement				1,492,188
Debt discount due to derivative liability				673,809
Net assets contributed from Slinger Bag Limited				(967,680)
Transfer of convertible note payable to note payable			1,700,000
Transfer of notes payable to notes payable – related party			1,820,000
Conversion of notes payable and accrued interest into common stock			1,937,041
Warrants and shares issued with note payable			$ 158,331